FINANCIAL RISK MANAGEMENT, Capital Management Risk (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT [Abstract]
Total debt (Note 13)	[1]	$ 1,705,606,117	$ 763,127,029
Total equity		3,127,865,472	2,938,157,586	$ 2,451,212,097	$ 2,383,841,086
Total capital		$ 4,833,471,589	$ 3,701,284,615
Gearing Ratio		35.00%	21.00%

[1]	Net of issuance expenses and issue price of Ps. 33,801,727 and Ps. 13,333,444 as of December 31, 2025 and 2024, respectively.